Nature of operations - Principal subsidiaries and geographic locations (Details)	12 Months Ended
Dec. 31, 2022
Barkerville Gold Mines Ltd.
Disclosure of subsidiaries [line items]
Principal subsidiaries percentage	100.00%
Sapuchi Minera, S. de R.L. de C.V.
Disclosure of subsidiaries [line items]
Principal subsidiaries percentage	100.00%
Tintic Consolidated Metals LLC
Disclosure of subsidiaries [line items]
Principal subsidiaries percentage	100.00%